Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Lease Cost
The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three months ended March 31, 2022 and 2021 (in thousands):

		Three Months Ended March 31,
Lease costs	Statement of Operations Classification	2022	2021
Operating lease costs	Operating expenses: research and development	$987	$1,572
Variable costs	Operating expenses: research and development	119	317
Short term lease costs	Operating expenses: research and development	27	41

Operating lease costs	Operating expenses: general and administrative	272	60
Variable costs	Operating expenses: general and administrative	15	250
Short term lease costs	Operating expenses: general and administrative	10	14
Total lease costs		$1,430	$2,254

	Three Months Ended March 31,
Other information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$1,619	$1,034
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$(39,081)

Weighted-average remaining lease term - operating leases (in years)	5.50 years	5.80 years
Weighted-average discount rate - operating leases	7.15%	6.70%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of March 31, 2022 are payable as follows:
(in thousands):

2022	$4,050
2023	4,804
2024	4,141
2025	2,903
2026	2,671
Thereafter	4,647
Total lease payments	$23,216
Less: imputed interest	$(3,961)
Present value of lease liabilities	$19,255

Sublease Classification
The following table shows the sublease rental income for the three months ended March 31, 2022 and 2021 (in thousands):

		Three Months Ended March 31,
Sublease rental income	Statement of Operations Classification	2022	2021
Sublease rental income	Other income, net	65	—
Total sublease rental income		$65	$—

Lease Receivable Maturity Schedule
Future fixed receipts for non-cancellable operating subleases in effect as of March 31, 2022 are receivable as follows
(in thousands):

2022	$203
2023	270
2024	270
2025	270
2026	211
Thereafter	237
Total lease payments receivable	$1,461